Quarterly Results (Schedule Of Quarterly Results) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenue	$ 974.4	$ 1,029.4	$ 882.6	$ 922.2	$ 987.4	$ 966.9	$ 869.0	$ 882.1	$ 3,808.7	$ 3,706.5	$ 3,754.2
Gross profit	346.9	362.7	306.0	318.5	359.2	338.4	321.5	317.4	1,334.3	1,336.4	1,373.0
Net (loss) income from continuing operations	(34.0)	382.9	(32.6)	40.2	(4.8)	(21.0)	(30.6)	(34.2)	356.5	(90.6)	(59.1)
Income from discontinued operations, net of tax	(81.9)	22.7	3.7	467.3	(21.5)	23.1	(51.4)	246.4	411.8	196.6	(139.7)
Net income (loss)									872.0	273.2	(33.9)
Net (loss) income attributable to controlling interest	$ (115.9)	$ 405.6	$ (28.9)	$ 507.5	$ (26.3)	$ 2.1	$ (82.0)	$ 212.2	$ 768.3	$ 106.0	$ (198.8)
Earnings Per Share
Basic earnings per share from continuing operations	$ (0.68)	$ 11.69	$ (1.00)	$ 1.24	$ (0.14)	$ (0.65)	$ (0.95)	$ (1.05)	$ 9.64	$ (2.81)	$ (1.85)
Basic earnings per share from discontinued operations	(1.63)	0.69	0.11	14.45	(0.67)	0.72	(1.59)	7.62	11.15	6.10	(4.36)
Basic earnings per share	(2.31)	12.38	(0.89)	15.69	(0.81)	0.07	(2.54)	6.57	20.79	3.29	(6.21)
Diluted earnings per share from continuing operations	(0.68)	11.68	(1.00)	1.23	(0.14)	(0.65)	(0.95)	(1.05)	9.62	(2.81)	(1.85)
Diluted earnings per share from discontinued operations	(1.63)	0.69	0.11	14.32	(0.67)	0.72	(1.59)	7.62	11.12	6.10	(4.36)
Diluted earnings per share	$ (2.31)	$ 12.37	$ (0.89)	$ 15.55	$ (0.81)	$ 0.07	$ (2.54)	$ 6.57	$ 20.74	$ 3.29	$ (6.21)
SB/RH [Member]
Revenue									$ 3,808.7	$ 3,705.4	$ 3,745.3
Gross profit									1,334.3	1,335.3	1,364.1
Net (loss) income from continuing operations									205.5	180.9	252.6
Income from discontinued operations, net of tax									(24.0)	119.0	99.3
Net income (loss)									182.9	301.2	352.3
Net (loss) income attributable to controlling interest									$ 181.5	$ 299.9	$ 351.9
SB/RH [Member] | Quarter Ended September 30, 2018 [Member]
Revenue	$ 974.4
Gross profit	346.9
Net (loss) income from continuing operations	(34.9)
Income from discontinued operations, net of tax	(61.4)
Net (loss) income attributable to controlling interest	$ (96.3)
SB/RH [Member] | Quarter Ended July 1, 2018 [Member]
Revenue		$ 1,029.4
Gross profit		362.7
Net (loss) income from continuing operations		78.6
Income from discontinued operations, net of tax		4.6
Net (loss) income attributable to controlling interest		$ 83.2
SB/RH [Member] | Quarter Ended April 1, 2018 [Member]
Revenue			$ 882.6
Gross profit			306.0
Net (loss) income from continuing operations			14.8
Income from discontinued operations, net of tax			11.3
Net (loss) income attributable to controlling interest			$ 26.1
SB/RH [Member] | Quarter Ended December 31, 2017 [Member]
Revenue				$ 922.2
Gross profit				318.5
Net (loss) income from continuing operations				147.0
Income from discontinued operations, net of tax				21.5
Net (loss) income attributable to controlling interest				$ 168.5
SB/RH [Member] | Quarter Ended September 30, 2017 [Member]
Revenue					$ 987.4
Gross profit					359.2
Net (loss) income from continuing operations					70.1
Income from discontinued operations, net of tax					26.1
Net (loss) income attributable to controlling interest					$ 96.2
SB/RH [Member] | Quarter Ended July 2, 2017 [Member]
Revenue						$ 966.9
Gross profit						338.2
Net (loss) income from continuing operations						44.9
Income from discontinued operations, net of tax						32.8
Net (loss) income attributable to controlling interest						$ 77.7
SB/RH [Member] | Quarter Ended April 2, 2017 [Member]
Revenue							$ 869.0
Gross profit							320.5
Net (loss) income from continuing operations							30.7
Income from discontinued operations, net of tax							30.3
Net (loss) income attributable to controlling interest							$ 61.0
SB/RH [Member] | Quarter Ended January 1, 2017 [Member]
Revenue								$ 882.1
Gross profit								317.4
Net (loss) income from continuing operations								35.4
Income from discontinued operations, net of tax								29.6
Net (loss) income attributable to controlling interest								$ 65.0